Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	3.281%	2,500,000	2,478,530
Avant Loans Funding Trust(a)
Series 2019-B Class C
10/15/2026	4.540%	3,000,000	3,028,650
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	3.269%	2,500,000	2,488,023
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	1,000,000	1,004,320
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	1,000,000	1,022,950
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	500,000	502,657
Series 2019-A Class C
06/22/2026	7.620%	200,000	205,619
LendingClub Receivables Trust(a)
Series 2019-3 Class A
10/15/2025	3.750%	1,791,622	1,797,551
Series 2019-5 Class A
12/15/2045	3.750%	1,847,667	1,854,405
Series 2019-7 Class A
01/15/2027	3.750%	766,838	776,924
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	1,190,000
LendingClub Receivables Trust(a),(c),(d)
Series 2020-T1 Class A
02/15/2046	3.500%	1,000,000	1,000,000
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	3.569%	7,000,000	7,003,997
Ocwen Master Advance Receivables Trust(a)
Series 2019-T1 Class DT1
08/15/2050	3.107%	1,125,000	1,127,660
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	1,100,000	1,122,605
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	1,818,775	1,818,775
SoFi Consumer Loan Program LLC(a),(c),(d),(e)
Series 2016-4 Class R
11/25/2025	0.000%	100,000	770,900
SoFi Consumer Loan Program Repack Trust(a),(c),(d)
Series 2018-3 Class R1A
08/28/2027	2.000%	344,452	342,041
Series 2018-4 Class R1A
12/01/2027	2.000%	725,238	716,898
Series 2019-1 Class R1A
03/01/2028	2.000%	759,174	749,304
Series 2019-2 Class R1A
04/28/2028	2.000%	783,197	773,015
Series 2019-3 Class R1A
05/30/2028	2.000%	1,019,547	1,003,744
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	4,769,000	4,791,854
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	2,000,000	2,015,526
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class E
03/17/2025	3.590%	1,000,000	1,017,851
Total Asset-Backed Securities — Non-Agency (Cost $40,600,484)			40,603,799

Commercial Mortgage-Backed Securities - Agency 0.5%

Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.914%	2,915,162	239,510
Series 2019-109 Class IO
04/16/2060	0.835%	4,968,436	392,490
Series 2019-131 Class IO
07/16/2061	0.931%	4,980,355	430,477
Series 2019-134 Class IO
08/16/2061	0.887%	3,985,339	324,362
Series 2019-139 Class IO
11/16/2061	0.798%	3,988,141	296,308
Series 2019-154 Class IO
09/16/2061	0.888%	3,991,440	322,374
Series 2020-19 Class IO
12/16/2061	1.012%	3,500,000	314,257
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	1

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3 Class IO
02/16/2062	0.950%	3,996,134	347,685
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,621,383)			2,667,463

Commercial Mortgage-Backed Securities - Non-Agency 5.1%

BBCMS Mortgage Trust(a),(b)
Series 2019-BWAY Class E
1-month USD LIBOR + 2.850% Floor 2.850% 11/25/2034	4.509%	2,000,000	2,000,002
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	4.609%	1,500,000	1,500,018
BFLD(a),(b)
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	4.849%	1,000,000	1,001,233
BX Trust(a),(b)
Series 2019-ATL Class E
1-month USD LIBOR + 2.237% Floor 2.237% 10/15/2036	3.895%	2,000,000	2,002,506
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	350,000	372,540
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	4.380%	700,000	696,497
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	5.076%	1,350,000	1,342,401
COMM Mortgage Trust(a)
Series 2020-CBM Class F
11/13/2039	3.632%	1,200,000	1,183,739
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,500,000	4,384,904
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	600,000	585,495
Hilton U.S.A. Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.194%	3,000,000	3,116,006
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2016-WIKI Class E
10/05/2031	4.009%	783,000	795,177
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-ASH8 Class F
1-month USD LIBOR + 4.000% Floor 3.800% 02/15/2035	5.659%	1,000,000	999,987
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	590,387
Morgan Stanley Capital I Trust(a),(b)
Subordinated Series 2017-ASHF Class E
1-month USD LIBOR + 3.150% Floor 3.150% 11/15/2034	4.809%	500,000	499,696
Progress Residential Trust(a)
Series 2018-SF3 Class B
10/17/2035	4.079%	2,000,000	2,076,116
Series 2019-SFR3 Class F
09/17/2036	3.867%	6,700,000	6,811,006
Wells Fargo Commercial Mortgage Trust(a),(b),(d),(h)
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% 02/15/2037	4.390%	1,000,000	999,550
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $30,502,326)			30,957,260

Residential Mortgage-Backed Securities - Agency 34.3%

Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class AS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.373%	26,378,200	5,419,174
CMO Series 2019-77 Class SP
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2050	4.323%	3,105,022	592,002
Government National Mortgage Association(b),(g)
CMO Series 2019-119 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/16/2049	4.392%	19,583,694	4,841,890
CMO Series 2019-120 Class CS
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	1.753%	49,073,481	3,743,767

2	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-71 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/20/2049	4.503%	4,781,903	1,061,054
CMO Series 2019-97 Class GS
1-month LIBID + 6.100% Cap 6.100% 08/20/2049	4.453%	17,191,114	3,048,985
CMO Series 2019-97 Class SA
1-month LIBID + 6.100% Cap 6.100% 08/20/2049	4.453%	17,276,156	3,566,664
CMO Series 2019-98 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/20/2049	4.453%	22,476,557	4,482,194
Government National Mortgage Association(g)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	3,949,690	656,598
Government National Mortgage Association TBA(h)
03/23/2050	3.000%	48,000,000	49,603,150
Uniform Mortgage-Backed Security TBA(h)
03/12/2050	3.000%	92,795,000	95,586,100
03/12/2050	3.500%	33,000,000	34,273,289
Total Residential Mortgage-Backed Securities - Agency (Cost $203,936,716)			206,874,867

Residential Mortgage-Backed Securities - Non-Agency 13.4%

Bayview Opportunity Master Fund Trust(a)
CMO Series 2020-RN1 Class A1
02/28/2035	3.000%	275,000	275,000
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	2.977%	3,687,016	3,691,522
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.227%	5,000,000	5,009,970
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	3.377%	1,302,608	1,317,234
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM1 Class B1
07/25/2059	4.006%	4,782,000	4,807,981
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,512,500	2,526,722
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	1,000,000	1,010,330
Citigroup Mortgage Loan Trust(a),(f)
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	4,500,000	4,462,979
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	10.877%	1,000,000	1,186,810
Eagle RE Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	3.361%	2,442,320	2,445,275
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	3.427%	7,000,000	7,016,600
GCAT Trust(a),(f)
Subordinated CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	621,908
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	5,000,000	5,023,605
OMSR(a),(c),(d)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	893,237	897,440
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	3.649%	2,072,296	2,071,054
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.399%	1,868,222	1,888,376
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	1,500,000	1,500,216
PRPM LLC(a),(f)
CMO Series 2020-1A Class A2
02/25/2025	3.967%	2,250,000	2,253,826
RCO V Mortgage LLC(a),(f)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	3,883,102	3,907,230
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	710,879
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	2,000,000	2,020,965

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	3

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	750,000	758,308
Vericrest Opportunity Loan Trust(a),(f)
CMO Series 2019-NPL4 Class A1A
08/25/2049	3.352%	2,220,010	2,225,108
CMO Series 2019-NPL4 Class A1B
08/25/2049	4.150%	7,350,000	7,436,193
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	2,707,255	2,702,144
CMO Series 2020-NPL5 Class A1B
03/25/2050	3.475%	1,000,000	1,006,930
Vericrest Opportunity Loan Trust LXXXIII LLC(a),(f)
CMO Series 2019-NPL9 Class A1B
11/26/2049	4.090%	1,500,000	1,518,042
Vericrest Opportunity Loan Trust LXXXVIII LLC(a),(f)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	500,000	503,287
Verus Securitization Trust(a),(f)
CMO Series 2019-3 Class M1
07/25/2059	3.139%	6,995,000	7,087,584
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	2,289,000	2,318,530
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	521,792
Visio Trust(a),(f)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	107,053
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	211,688
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $80,453,657)			81,042,581

Treasury Bills 19.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 19.7%
U.S. Treasury Bills(i)
03/19/2020	1.450%	59,600,000	59,552,788
U.S. Treasury Bills
06/18/2020	1.220%	59,600,000	59,379,440
Total			118,932,228
Total Treasury Bills (Cost $118,862,800)			118,932,228

Options Purchased Calls 0.8%
Value ($)
(Cost $1,363,000)	5,026,508

Options Purchased Puts 0.0%

(Cost $759,000)	72,594

Money Market Funds 41.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.641%(j),(k)	250,124,705	250,124,705
Total Money Market Funds (Cost $250,107,856)		250,124,705
Total Investments in Securities (Cost: $729,207,222)		736,302,005
Other Assets & Liabilities, Net		(132,067,918)
Net Assets		604,234,087

At February 29, 2020, securities and/or cash totaling $79,955,864 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
81,912,000 CAD	61,767,560 USD	Citi	03/11/2020	741,065	—
97,096,000 NZD	61,598,382 USD	Citi	03/11/2020	903,346	—
62,318,189 USD	93,111,000 AUD	Citi	03/11/2020	—	(1,649,103)
61,486,217 USD	81,912,000 CAD	Citi	03/11/2020	—	(459,722)
29,878,000 AUD	20,567,376 USD	Citi	03/18/2020	1,096,181	—
63,787,664 BRL	15,295,850 USD	Citi	03/18/2020	1,045,829	—
1,691,834 BRL	375,754 USD	Citi	03/18/2020	—	(2,198)
75,132,000 CAD	56,876,089 USD	Citi	03/18/2020	900,377	—
4	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,521,000 CHF	13,726,315 USD	Citi	03/18/2020	—	(303,638)
10,260,000,000 CLP	13,109,028 USD	Citi	03/18/2020	563,941	—
13,571,000 CNH	1,959,483 USD	Citi	03/18/2020	15,541	—
48,718,000 CNH	6,916,546 USD	Citi	03/18/2020	—	(61,937)
6,200,000,000 COP	1,801,177 USD	Citi	03/18/2020	40,649	—
1,425,000,000 COP	402,087 USD	Citi	03/18/2020	—	(2,551)
17,400,000 CZK	751,393 USD	Citi	03/18/2020	—	(3,501)
7,085,000 EUR	7,874,808 USD	Citi	03/18/2020	45,777	—
13,945,999 EUR	15,175,122 USD	Citi	03/18/2020	—	(235,414)
29,868,000 GBP	38,865,765 USD	Citi	03/18/2020	553,631	—
655,500,000 HUF	2,108,970 USD	Citi	03/18/2020	—	(31,989)
9,600,000,000 IDR	692,355 USD	Citi	03/18/2020	28,045	—
8,237,500 ILS	2,386,292 USD	Citi	03/18/2020	9,460	—
3,162,500 ILS	910,109 USD	Citi	03/18/2020	—	(2,392)
154,666,664 INR	2,151,979 USD	Citi	03/18/2020	16,285	—
83,728,000 INR	1,153,127 USD	Citi	03/18/2020	—	(3,020)
1,383,630,000 JPY	12,718,601 USD	Citi	03/18/2020	—	(120,423)
20,295,475,999 KRW	17,234,166 USD	Citi	03/18/2020	429,268	—
1,539,560,000 KRW	1,266,864 USD	Citi	03/18/2020	—	(7,910)
180,830,246 MXN	9,387,571 USD	Citi	03/18/2020	222,901	—
64,487,000 MXN	3,255,284 USD	Citi	03/18/2020	—	(12,986)
342,185,000 NOK	37,187,336 USD	Citi	03/18/2020	815,186	—
35,246,250 NZD	22,345,718 USD	Citi	03/18/2020	311,523	—
227,000,000 PHP	4,453,973 USD	Citi	03/18/2020	10,811	—
19,000,000 PHP	371,753 USD	Citi	03/18/2020	—	(142)
4,706,000 PLN	1,204,173 USD	Citi	03/18/2020	4,209	—
7,094,500 PLN	1,790,714 USD	Citi	03/18/2020	—	(18,283)
124,000,000 RUB	1,914,540 USD	Citi	03/18/2020	67,058	—
56,500,000 RUB	839,575 USD	Citi	03/18/2020	—	(2,222)
27,855,000 SEK	2,916,788 USD	Citi	03/18/2020	15,840	—
4,510,000 SGD	3,307,100 USD	Citi	03/18/2020	68,914	—
873,000 THB	28,936 USD	Citi	03/18/2020	1,262	—
17,937,500 TWD	595,651 USD	Citi	03/18/2020	922	—
35,875,000 TWD	1,180,933 USD	Citi	03/18/2020	—	(8,525)
13,807,289 USD	20,522,500 AUD	Citi	03/18/2020	—	(432,980)
420,092 USD	1,891,667 BRL	Citi	03/18/2020	2,502	—
13,604,243 USD	57,313,331 BRL	Citi	03/18/2020	—	(800,574)
1,961,526 USD	2,636,250 CAD	Citi	03/18/2020	2,564	—
44,726,081 USD	59,314,499 CAD	Citi	03/18/2020	—	(534,906)
13,381,141 USD	12,939,375 CHF	Citi	03/18/2020	45,294	—
8,363,668 USD	6,715,714,284 CLP	Citi	03/18/2020	—	(152,243)
4,122,816 USD	28,894,999 CNH	Citi	03/18/2020	16,173	—
3,725,239 USD	25,844,000 CNH	Citi	03/18/2020	—	(23,283)
592,720 USD	2,100,000,000 COP	Citi	03/18/2020	3,587	—
2,879,284 USD	9,800,000,000 COP	Citi	03/18/2020	—	(96,516)
754,656 USD	17,400,000 CZK	Citi	03/18/2020	238	—
2,180,780 USD	2,008,415 EUR	Citi	03/18/2020	38,548	—
27,283,372 USD	24,413,000 EUR	Citi	03/18/2020	—	(306,643)
31,403,695 USD	24,195,081 GBP	Citi	03/18/2020	—	(368,299)
172,826 USD	53,000,000 HUF	Citi	03/18/2020	279	—
2,718,103 USD	821,000,000 HUF	Citi	03/18/2020	—	(36,597)
1,849,055 USD	25,600,000,000 IDR	Citi	03/18/2020	—	(77,560)
2,098,340 USD	7,200,000 ILS	Citi	03/18/2020	—	(20,866)
747,218 USD	54,249,999 INR	Citi	03/18/2020	1,886	—
2,724,912 USD	195,478,001 INR	Citi	03/18/2020	—	(25,680)
12,752,893 USD	1,383,630,000 JPY	Citi	03/18/2020	86,131	—
4,221,093 USD	5,129,166,665 KRW	Citi	03/18/2020	25,919	—
11,761,285 USD	13,834,183,999 KRW	Citi	03/18/2020	—	(306,415)
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	5

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,558,160 USD	30,868,666 MXN	Citi	03/18/2020	6,297	—
14,787,109 USD	280,287,334 MXN	Citi	03/18/2020	—	(581,846)
4,538,409 USD	42,773,125 NOK	Citi	03/18/2020	8,110	—
13,744,343 USD	128,319,375 NOK	Citi	03/18/2020	—	(104,787)
30,453,145 USD	46,995,000 NZD	Citi	03/18/2020	—	(1,074,219)
1,299,029 USD	66,499,999 PHP	Citi	03/18/2020	2,603	—
4,266,183 USD	217,500,001 PHP	Citi	03/18/2020	—	(8,968)
4,871,522 USD	18,895,000 PLN	Citi	03/18/2020	—	(53,563)
3,707,787 USD	237,000,000 RUB	Citi	03/18/2020	—	(176,713)
1,672,829 USD	16,255,500 SEK	Citi	03/18/2020	20,094	—
647,471 USD	6,181,000 SEK	Citi	03/18/2020	—	(3,754)
1,001,068 USD	1,400,000 SGD	Citi	03/18/2020	4,133	—
1,258,694 USD	1,710,000 SGD	Citi	03/18/2020	—	(30,911)
28,937 USD	873,000 THB	Citi	03/18/2020	—	(1,263)
2,794,046 USD	84,525,000 TWD	Citi	03/18/2020	8,434	—
1,972,286 USD	58,975,000 TWD	Citi	03/18/2020	—	(16,933)
7,420,788 USD	109,531,500 ZAR	Citi	03/18/2020	—	(415,878)
104,518,500 ZAR	7,101,716 USD	Citi	03/18/2020	417,405	—
9,355,500 AUD	6,195,503 USD	Citi	06/17/2020	89,118	—
9,458,331 BRL	2,134,916 USD	Citi	06/17/2020	31,721	—
11,529,667 BRL	2,549,137 USD	Citi	06/17/2020	—	(14,650)
15,817,499 CAD	11,927,442 USD	Citi	06/17/2020	144,282	—
2,636,250 CAD	1,961,270 USD	Citi	06/17/2020	—	(2,590)
969,375 CHF	998,560 USD	Citi	06/17/2020	—	(13,284)
4,134,999,998 CLP	5,116,067 USD	Citi	06/17/2020	55,298	—
590,714,286 CLP	722,805 USD	Citi	06/17/2020	—	(162)
7,644,193 CNH	1,084,877 USD	Citi	06/17/2020	—	(7,364)
9,300,000 CZK	401,954 USD	Citi	06/17/2020	—	(993)
37,579,415 EUR	40,903,252 USD	Citi	06/17/2020	—	(832,301)
7,942,081 GBP	10,290,285 USD	Citi	06/17/2020	82,875	—
7,000,000 ILS	2,048,977 USD	Citi	06/17/2020	20,525	—
2,463,239,000 JPY	22,457,886 USD	Citi	06/17/2020	—	(498,962)
2,051,666,666 KRW	1,720,564 USD	Citi	06/17/2020	9,913	—
10,062,776,998 KRW	8,301,695 USD	Citi	06/17/2020	—	(88,508)
18,957,000 MXN	975,688 USD	Citi	06/17/2020	28,570	—
25,771,000 MXN	1,281,158 USD	Citi	06/17/2020	—	(6,397)
128,319,375 NOK	13,746,040 USD	Citi	06/17/2020	110,727	—
42,773,125 NOK	4,537,557 USD	Citi	06/17/2020	—	(7,547)
72,000 NZD	45,708 USD	Citi	06/17/2020	663	—
483,000 PLN	122,846 USD	Citi	06/17/2020	—	(305)
24,000,000 RUB	361,960 USD	Citi	06/17/2020	8,836	—
16,000,000 RUB	233,788 USD	Citi	06/17/2020	—	(1,628)
16,255,500 SEK	1,679,490 USD	Citi	06/17/2020	—	(19,496)
3,860,000 SGD	2,775,754 USD	Citi	06/17/2020	2,667	—
4,240,000 SGD	3,029,602 USD	Citi	06/17/2020	—	(16,483)
374,054 USD	1,691,834 BRL	Citi	06/17/2020	2,150	—
2,015,620 USD	8,886,996 BRL	Citi	06/17/2020	—	(39,470)
9,662,806 USD	12,830,000 CAD	Citi	06/17/2020	—	(105,167)
5,056,845 USD	4,909,000 CHF	Citi	06/17/2020	67,220	—
608,273 USD	4,278,590 CNH	Citi	06/17/2020	3,074	—
399,912 USD	1,425,000,000 COP	Citi	06/17/2020	2,431	—
1,851,125 USD	6,400,000,000 COP	Citi	06/17/2020	—	(44,110)
750,728 USD	17,400,000 CZK	Citi	06/17/2020	3,173	—
12,226,908 USD	11,173,999 EUR	Citi	06/17/2020	182,892	—
16,904,865 USD	13,011,000 GBP	Citi	06/17/2020	—	(182,721)
2,252,666 USD	698,437,000 HUF	Citi	06/17/2020	32,708	—
685,135 USD	9,600,000,000 IDR	Citi	06/17/2020	—	(34,611)
1,144,188 USD	3,900,000 ILS	Citi	06/17/2020	—	(14,051)
6	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
311,868 USD	22,666,664 INR	Citi	06/17/2020	—	(2,446)
2,517,013 USD	279,388,000 JPY	Citi	06/17/2020	86,822	—
1,525,230 USD	1,847,472,000 KRW	Citi	06/17/2020	15,166	—
925,644 USD	1,101,993,999 KRW	Citi	06/17/2020	—	(6,816)
6,537,883 USD	125,929,246 MXN	Citi	06/17/2020	—	(246,283)
22,367,532 USD	35,246,250 NZD	Citi	06/17/2020	—	(316,496)
1,663,645 USD	85,000,000 PHP	Citi	06/17/2020	—	(9,848)
2,269,656 USD	8,983,500 PLN	Citi	06/17/2020	20,863	—
830,016 USD	56,500,000 RUB	Citi	06/17/2020	1,296	—
1,724,929 USD	113,000,000 RUB	Citi	06/17/2020	—	(62,306)
1,788,020 USD	53,812,500 TWD	Citi	06/17/2020	13,045	—
1,767,773 USD	27,043,500 ZAR	Citi	06/17/2020	—	(60,990)
15,680,500 ZAR	1,016,244 USD	Citi	06/17/2020	26,609	—
9,776,000 ZAR	615,945 USD	Citi	06/17/2020	—	(1,043)
47,583,000 GBP	62,002,232 USD	Goldman Sachs	03/11/2020	979,350	—
62,081,466 USD	575,892,000 NOK	Goldman Sachs	03/11/2020	—	(869,575)
56,771,000 EUR	61,658,660 USD	Morgan Stanley	03/11/2020	—	(1,045,933)
18,000 SEK	1,845 USD	Morgan Stanley	03/11/2020	—	(29)
62,142,354 USD	600,898,000 SEK	Morgan Stanley	03/11/2020	415,693	—
109,600,000 AUD	75,275,684 USD	Morgan Stanley	03/18/2020	3,850,454	—
19,400,000 CAD	14,900,538 USD	Morgan Stanley	03/18/2020	446,926	—
9,300,000 CAD	6,927,870 USD	Morgan Stanley	03/18/2020	—	(923)
2,100,000 CHF	2,187,913 USD	Morgan Stanley	03/18/2020	8,865	—
37,400,000 CHF	38,155,020 USD	Morgan Stanley	03/18/2020	—	(652,780)
1,450,000 EUR	1,624,107 USD	Morgan Stanley	03/18/2020	21,835	—
18,250,000 EUR	19,938,141 USD	Morgan Stanley	03/18/2020	—	(228,381)
7,450,000 GBP	9,791,469 USD	Morgan Stanley	03/18/2020	235,241	—
4,890,000,000 JPY	45,070,022 USD	Morgan Stanley	03/18/2020	—	(305,422)
529,000,000 NOK	57,736,967 USD	Morgan Stanley	03/18/2020	1,507,538	—
28,400,000 NZD	18,852,289 USD	Morgan Stanley	03/18/2020	1,098,028	—
17,200,000 NZD	10,665,668 USD	Morgan Stanley	03/18/2020	—	(86,913)
336,250,000 SEK	35,668,338 USD	Morgan Stanley	03/18/2020	649,718	—
289,000,000 SEK	30,053,861 USD	Morgan Stanley	03/18/2020	—	(43,927)
61,169,141 USD	89,750,000 AUD	Morgan Stanley	03/18/2020	—	(2,679,959)
63,413,689 USD	83,950,000 CAD	Morgan Stanley	03/18/2020	—	(868,289)
19,371,218 USD	18,800,000 CHF	Morgan Stanley	03/18/2020	136,446	—
38,801,736 USD	34,750,000 EUR	Morgan Stanley	03/18/2020	—	(402,468)
9,587,162 USD	7,500,000 GBP	Morgan Stanley	03/18/2020	33,201	—
15,195,142 USD	11,600,000 GBP	Morgan Stanley	03/18/2020	—	(315,647)
21,531,805 USD	2,335,000,000 JPY	Morgan Stanley	03/18/2020	135,202	—
49,967,095 USD	444,000,000 NOK	Morgan Stanley	03/18/2020	—	(2,772,640)
49,845,798 USD	76,050,000 NZD	Morgan Stanley	03/18/2020	—	(2,303,137)
6,379,189 USD	61,750,000 SEK	Morgan Stanley	03/18/2020	51,740	—
52,098,119 USD	488,500,000 SEK	Morgan Stanley	03/18/2020	—	(1,223,484)
60,473,000 CHF	62,007,996 USD	UBS	03/11/2020	—	(708,647)
56,193,000 EUR	61,511,836 USD	UBS	03/11/2020	—	(554,345)
6,753,315,000 JPY	61,647,574 USD	UBS	03/11/2020	—	(992,934)
61,909,866 USD	60,473,000 CHF	UBS	03/11/2020	806,776	—
60,847,972 USD	56,193,000 EUR	UBS	03/11/2020	1,218,210	—
61,072,973 USD	6,753,315,000 JPY	UBS	03/11/2020	1,567,535	—
Total				22,803,620	(27,269,814)

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	7

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	355	03/2020	AUD	53,142,158	859,050	—
Australian 10-Year Bond	158	03/2020	AUD	23,652,003	266,172	—
Bist 30 Index	2,581	04/2020	TRY	32,946,465	—	(511,800)
Copper	44	05/2020	USD	2,794,000	—	(53,215)
Cotton	160	05/2020	USD	4,919,200	—	(638,398)
DAX Index	15	03/2020	EUR	4,432,125	—	(624,248)
EURO STOXX 50 Index	40	03/2020	EUR	1,325,600	—	(192,610)
EURO STOXX 50 Index	1,473	03/2020	EUR	48,815,220	—	(7,071,267)
Euro-Bund	97	03/2020	EUR	17,213,620	432,811	—
Euro-Bund	175	06/2020	EUR	30,570,750	127,085	—
Euro-OAT	281	03/2020	EUR	47,407,510	631,999	—
FTSE 100 Index	114	03/2020	GBP	7,442,490	—	(1,412,019)
FTSE/JSE Top 40 Index	257	03/2020	ZAR	117,315,360	—	(1,031,045)
FTSE/MIB Index	55	03/2020	EUR	6,057,150	—	(554,670)
FTSE/MIB Index	157	03/2020	EUR	17,290,410	—	(1,388,201)
Hang Seng Index	46	03/2020	HKD	60,191,000	—	(75,123)
H-Shares Index	67	03/2020	HKD	34,702,650	—	(87,780)
IBEX 35 Index	63	03/2020	EUR	5,476,779	—	(862,007)
IBEX 35 Index	66	03/2020	EUR	5,737,578	—	(971,342)
Japanese 10-Year Government Bond	1	03/2020	JPY	154,070,000	6,023	—
KOSPI 200 Index	49	03/2020	KRW	3,281,162,500	—	(197,147)
Lead	1	06/2020	USD	46,231	135	—
Lean Hogs	138	04/2020	USD	3,437,580	—	(117,536)
Live Cattle	44	04/2020	USD	1,893,320	—	(232,866)
Long Gilt	257	06/2020	GBP	34,797,800	348,048	—
MSCI Taiwan Index	23	03/2020	USD	968,530	—	(45,042)
Natural Gas	196	03/2020	USD	3,300,640	—	(563,982)
NY Harbor ULSD Heat Oil	6	03/2020	USD	372,280	—	(44,752)
OMXS30 Index	7	03/2020	SEK	1,169,875	—	(8,446)
OMXS30 Index	791	03/2020	SEK	132,195,875	—	(1,769,555)
Primary Aluminum	9	03/2020	USD	379,238	—	(27,589)
Primary Aluminum	14	06/2020	USD	594,913	—	(698)
RBOB Gasoline	6	03/2020	USD	373,666	—	(56,167)
S&P 500 Index E-mini	23	03/2020	USD	3,393,765	—	(393,389)
S&P 500 Index E-mini	208	03/2020	USD	30,691,440	—	(2,232,415)
S&P/TSX 60 Index	206	03/2020	CAD	40,013,440	—	(1,795,202)
SPI 200 Index	100	03/2020	AUD	15,935,000	—	(656,081)
SPI 200 Index	408	03/2020	AUD	65,014,800	—	(3,370,389)
Sugar #11	161	04/2020	USD	2,549,725	—	(171,779)
TOPIX Index	119	03/2020	JPY	1,784,405,000	—	(2,386,450)
U.S. Treasury 10-Year Note	128	06/2020	USD	17,248,000	207,959	—
WIG 20 Index	141	03/2020	PLN	4,935,000	—	(271,828)
WTI Crude	24	03/2020	USD	1,074,240	—	(148,618)
Zinc	102	03/2020	USD	5,133,150	—	(341,586)
Total					2,879,282	(30,305,242)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	(8)	03/2020	JPY	(123,248,000)	—	(16,036)
Amsterdam Index	(66)	03/2020	EUR	(7,115,988)	1,253,422	—
Brent Crude	(13)	03/2020	USD	(645,710)	68,440	—
CAC40 Index	(158)	03/2020	EUR	(8,384,270)	1,123,516	—
Canadian Government 10-Year Bond	(477)	06/2020	CAD	(68,077,440)	—	(417,307)
Canadian Government 10-Year Bond	(494)	06/2020	CAD	(70,503,680)	—	(854,561)
Coffee	(17)	05/2020	USD	(709,856)	—	(34,794)
Copper	(8)	03/2020	USD	(1,125,800)	31,976	—
8	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	(8)	05/2020	USD	(508,000)	11,705	—
Copper	(14)	06/2020	USD	(1,974,350)	—	(10,191)
Corn	(164)	05/2020	USD	(3,019,650)	107,738	—
Corn	(36)	05/2020	USD	(662,850)	11,377	—
DAX Index	(7)	03/2020	EUR	(2,068,325)	314,469	—
EURO STOXX 50 Index	(394)	03/2020	EUR	(13,057,160)	1,911,007	—
Euro-BTP	(129)	06/2020	EUR	(18,867,540)	—	(1,578)
FTSE 100 Index	(143)	03/2020	GBP	(9,335,755)	1,406,009	—
FTSE 100 Index	(46)	03/2020	GBP	(3,003,110)	554,946	—
FTSE/JSE Top 40 Index	(24)	03/2020	ZAR	(10,955,520)	14,713	—
Gold 100 oz.	(21)	04/2020	USD	(3,290,070)	83,650	—
Gold 100 oz.	(6)	04/2020	USD	(940,020)	2,698	—
Hang Seng Index	(68)	03/2020	HKD	(88,978,000)	199,960	—
H-Shares Index	(17)	03/2020	HKD	(8,805,150)	9,364	—
Japanese 10-Year Government Bond	(35)	03/2020	JPY	(5,392,450,000)	—	(647,608)
KLCI Index	(72)	03/2020	MYR	(5,268,600)	19,019	—
Long Gilt	(192)	06/2020	GBP	(25,996,800)	—	(376,232)
Mexican Bosa IPC Index	(387)	03/2020	MXN	(160,984,260)	679,010	—
Mexican Bosa IPC Index	(17)	03/2020	MXN	(7,071,660)	31,725	—
MSCI Emerging Markets Index	(384)	03/2020	USD	(19,368,960)	1,311,434	—
MSCI Singapore Index	(186)	03/2020	SGD	(6,399,330)	218,455	—
MSCI Taiwan Index	(199)	03/2020	USD	(8,379,890)	355,802	—
Natural Gas	(309)	03/2020	USD	(5,203,560)	351,676	—
Nickel	(72)	03/2020	USD	(5,270,832)	343,411	—
Nickel	(10)	06/2020	USD	(736,440)	3,720	—
NY Harbor ULSD Heat Oil	(37)	03/2020	USD	(2,295,724)	303,931	—
Primary Aluminum	(32)	03/2020	USD	(1,348,400)	18,682	—
RBOB Gasoline	(53)	03/2020	USD	(3,300,713)	626,858	—
S&P/TSX 60 Index	(76)	03/2020	CAD	(14,762,240)	763,549	—
S&P/TSX 60 Index	(6)	03/2020	CAD	(1,165,440)	—	(8,907)
SGX CNX Nifty Index	(217)	03/2020	USD	(4,846,478)	299,406	—
SGX CNX Nifty Index	(97)	03/2020	USD	(2,166,398)	106,766	—
Silver	(38)	05/2020	USD	(3,126,830)	364,799	—
Soybean	(96)	05/2020	USD	(4,285,200)	37,772	—
Soybean	(67)	05/2020	USD	(2,990,713)	—	(9,630)
Soybean Meal	(52)	05/2020	USD	(1,589,120)	—	(51,086)
Soybean Oil	(309)	05/2020	USD	(5,317,272)	358,662	—
Soybean Oil	(62)	05/2020	USD	(1,066,896)	73,581	—
Thai SET50 Index	(293)	03/2020	THB	(52,405,980)	312,433	—
TOPIX Index	(575)	03/2020	JPY	(8,622,125,000)	10,864,233	—
TOPIX Index	(23)	03/2020	JPY	(344,885,000)	456,999	—
U.S. Treasury 10-Year Note	(113)	06/2020	USD	(15,226,750)	—	(247,374)
U.S. Treasury 10-Year Note	(971)	06/2020	USD	(130,842,250)	—	(618,837)
U.S. Treasury 5-Year Note	(88)	06/2020	USD	(10,802,000)	—	(200,256)
Wheat	(5)	05/2020	USD	(131,250)	6,549	—
Wheat	(12)	05/2020	USD	(315,000)	2,599	—
WTI Crude	(27)	03/2020	USD	(1,208,520)	103,487	—
Zinc	(8)	03/2020	USD	(402,600)	25,476	—
Zinc	(24)	06/2020	USD	(1,212,600)	4,719	—
Total					25,149,743	(3,494,397)

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	9

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	60,000,000	60,000,000	2.00	07/10/2020	510,000	48,396
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	30,000,000	30,000,000	2.00	07/10/2020	249,000	24,198
Total							759,000	72,594

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	50,000,000	50,000,000	1.50	07/24/2020	565,000	2,283,320
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	60,000,000	60,000,000	1.50	07/28/2020	798,000	2,743,188
Total							1,363,000	5,026,508

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(42,500,000)	(42,500,000)	1.30	5/21/2020	(425,000)	(1,247,898)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(42,500,000)	(42,500,000)	1.30	5/21/2020	(382,500)	(1,247,898)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(50,000,000)	(50,000,000)	1.30	5/18/2020	(165,000)	(669,110)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(60,000,000)	(60,000,000)	1.15	5/26/2020	(252,000)	(604,140)
Total							(1,224,500)	(3,769,046)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.750%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/16/2022	CAD	35,900,000	297,032	—	—	297,032	—
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays Monthly	Credit Suisse	03/16/2022	JPY	20,390,200,000	133,125	—	—	133,125	—
6-Month CHF LIBOR	Fixed rate of -1.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/16/2022	CHF	4,200,000	(13,764)	—	—	—	(13,764)
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays Monthly	Credit Suisse	03/16/2022	JPY	12,210,400,000	(35,359)	—	—	—	(35,359)
6-Month NOK NIBOR	Fixed rate of 0.015%	Receives Monthly, Pays Monthly	Credit Suisse	03/16/2022	NOK	272,400,000	(136,368)	—	—	—	(136,368)
Fixed rate of 0.750%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/18/2022	GBP	157,700,000	751,972	—	—	751,972	—
Fixed rate of 1.750%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	03/18/2022	USD	40,700,000	529,536	—	—	529,536	—
6-Month EURIBOR	Fixed rate of -0.250%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/18/2022	EUR	317,100,000	(813,319)	—	—	—	(813,319)
3-Month AUD BBSW	Fixed rate of 1.000%	Receives Quarterly, Pays Quarterly	Credit Suisse	06/09/2022	AUD	6,200,000	(29,081)	—	—	—	(29,081)
10	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month AUD BBSW	Fixed rate of 0.005%	Receives Quarterly, Pays Quarterly	Credit Suisse	06/09/2022	AUD	21,300,000	(87,178)	—	—	—	(87,178)
Fixed rate of 1.500%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	06/15/2022	CAD	157,600,000	1,272,649	—	—	1,272,649	—
Fixed rate of 2.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/15/2022	NOK	60,800,000	47,565	—	—	47,565	—
Fixed rate of -0.500%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/15/2022	CHF	13,900,000	(489)	—	—	—	(489)
3-Month SEK STIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays Annually	Credit Suisse	06/15/2022	SEK	295,000,000	(104,660)	—	—	—	(104,660)
3-Month NZD LIBOR	Fixed rate of 1.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	06/15/2022	NZD	99,100,000	(533,889)	—	—	—	(533,889)
Fixed rate of 0.500%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/17/2022	GBP	221,200,000	1,118,695	—	—	1,118,695	—
Fixed rate of 1.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	06/17/2022	USD	1,600,000	(16)	—	—	—	(16)
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	06/17/2022	EUR	105,500,000	(318,048)	—	—	—	(318,048)
Fixed rate of 0.500%	3-Month AUD BBSW	Receives Quarterly, Pays Quarterly	Credit Suisse	09/08/2022	AUD	37,100,000	68,527	—	—	68,527	—
Fixed rate of 0.018%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	09/14/2022	CAD	79,100,000	166,054	—	—	166,054	—
3-Month NZD LIBOR	Fixed rate of 0.010%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	09/14/2022	NZD	89,900,000	(255,727)	—	—	—	(255,727)
Fixed rate of 0.015%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	09/16/2022	USD	76,600,000	267,125	—	—	267,125	—
Fixed rate of 0.750%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	09/16/2022	GBP	73,700,000	105,973	—	—	105,973	—
Fixed rate of -0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	09/16/2022	EUR	18,600,000	12,928	—	—	12,928	—
Fixed rate of 1.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	09/21/2022	NOK	370,400,000	77,301	—	—	77,301	—
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	09/21/2022	JPY	3,758,800,000	33,336	—	—	33,336	—
Fixed rate of -1.000%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	09/21/2022	CHF	8,100,000	116	—	—	116	—
3-Month SEK STIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays Annually	Credit Suisse	09/21/2022	SEK	3,407,200,000	(531,309)	—	—	—	(531,309)
6-Month AUD BBSW	Fixed rate of 1.000%	Receives Monthly, Pays Monthly	Credit Suisse	03/07/2030	AUD	17,400,000	(405,671)	—	—	—	(405,671)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/16/2030	CAD	11,600,000	(184,199)	—	—	—	(184,199)
Fixed rate of 0.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/18/2030	EUR	33,500,000	1,193,354	—	—	1,193,354	—
3-Month USD LIBOR	Fixed rate of 2.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/18/2030	USD	8,500,000	(427,035)	—	—	—	(427,035)
6-Month GBP LIBOR	Fixed rate of 0.010%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/18/2030	GBP	31,800,000	(1,084,737)	—	—	—	(1,084,737)
Fixed rate of 0.500%	3-Month SEK STIBOR	Receives Monthly, Pays Monthly	Credit Suisse	03/20/2030	SEK	265,300,000	187,087	—	—	187,087	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	11

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month NOK NIBOR	Fixed rate of 1.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/20/2030	NOK	17,500,000	(18,564)	—	—	—	(18,564)
Fixed rate of -0.500%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/20/2030	CHF	5,900,000	(93,834)	—	—	—	(93,834)
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives Monthly, Pays Monthly	Credit Suisse	03/20/2030	JPY	3,835,700,000	(455,933)	—	—	—	(455,933)
Fixed rate of 1.500%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	06/12/2030	NZD	2,800,000	66,673	—	—	66,673	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 1.500%	Receives SemiAnnually, Pays Quarterly	Credit Suisse	06/15/2030	CAD	15,900,000	(608,093)	—	—	—	(608,093)
Fixed rate of -0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/17/2030	EUR	19,000,000	665,840	—	—	665,840	—
3-Month USD LIBOR	Fixed rate of 0.013%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	06/17/2030	USD	3,200,000	(155,590)	—	—	—	(155,590)
6-Month GBP LIBOR	Fixed rate of 0.750%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/17/2030	GBP	20,200,000	(592,987)	—	—	—	(592,987)
Fixed rate of 0.005%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Credit Suisse	06/19/2030	SEK	50,300,000	158,913	—	—	158,913	—
6-Month NOK NIBOR	Fixed rate of 2.000%	Receives Annually, Pays SemiAnnually	Credit Suisse	06/19/2030	NOK	14,100,000	(57,895)	—	—	—	(57,895)
6-Month CHF LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	06/19/2030	CHF	2,600,000	(58,240)	—	—	—	(58,240)
Fixed rate of 0.015%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	09/11/2030	NZD	3,100,000	53,602	—	—	53,602	—
Fixed rate of 0.010%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	09/16/2030	GBP	600,000	9,456	—	—	9,456	—
Fixed rate of 0.003%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	09/16/2030	EUR	200,000	1,914	—	—	1,914	—
3-Month USD LIBOR	Fixed rate of 0.018%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	09/16/2030	USD	8,800,000	(195,129)	—	—	—	(195,129)
Fixed rate of 0.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Credit Suisse	09/18/2030	SEK	131,100,000	111,945	—	—	111,945	—
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	09/18/2030	JPY	126,000,000	(8,034)	—	—	—	(8,034)
6-Month NOK NIBOR	Fixed rate of 1.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	09/18/2030	NOK	18,400,000	(11,801)	—	—	—	(11,801)
Fixed rate of 1.345%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	08/02/2029	AUD	58,003,000	1,832,670	—	—	1,832,670	—
Fixed rate of 0.013%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	08/05/2029	JPY	1,036,658,000	116,664	—	—	116,664	—
6-Month EURIBOR	Fixed rate of 0.002%	Receives SemiAnnually, Pays Annually	Morgan Stanley	08/05/2029	EUR	17,049,000	(397,092)	—	—	—	(397,092)
Fixed rate of 1.071%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	10/03/2029	AUD	8,353,000	129,198	—	—	129,198	—
Fixed rate of 1.542%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	10/04/2029	USD	13,277,000	611,293	—	—	611,293	—
3-Month SEK STIBOR	Fixed rate of 0.198%	Receives Quarterly, Pays Annually	Morgan Stanley	10/07/2029	SEK	752,863,000	262,496	—	—	262,496	—
6-Month GBP LIBOR	Fixed rate of 0.819%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/01/2029	GBP	7,750,000	(175,944)	—	—	—	(175,944)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 1.854%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/01/2029	CAD	32,835,000	(772,648)	—	—	—	(772,648)
12	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.332%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/04/2029	AUD	30,492,000	964,606	—	—	964,606	—
Fixed rate of 1.616%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	11/05/2029	USD	10,777,000	577,860	—	—	577,860	—
Fixed rate of 1.993%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/06/2029	CAD	22,278,000	743,434	—	—	743,434	—
6-Month GBP LIBOR	Fixed rate of 0.963%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	12/02/2029	GBP	9,307,000	(381,345)	—	—	—	(381,345)
Fixed rate of 1.770%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	12/04/2029	USD	27,410,000	1,765,861	—	—	1,765,861	—
6-Month GBP LIBOR	Fixed rate of 0.999%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	01/02/2030	GBP	47,014,000	(2,126,906)	—	—	—	(2,126,906)
Fixed rate of 1.460%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	01/03/2030	AUD	30,179,000	1,178,074	—	—	1,178,074	—
6-Month EURIBOR	Fixed rate of 0.168%	Receives SemiAnnually, Pays Annually	Morgan Stanley	01/06/2030	EUR	8,328,000	(344,044)	—	—	—	(344,044)
3-Month SEK STIBOR	Fixed rate of 0.682%	Receives Quarterly, Pays Annually	Morgan Stanley	01/07/2030	SEK	174,603,000	(789,194)	—	—	—	(789,194)
Fixed rate of 1.650%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	01/08/2030	NZD	39,823,000	1,303,932	—	—	1,303,932	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 1.730%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	02/03/2030	CAD	28,449,000	(431,089)	—	—	—	(431,089)
Fixed rate of 0.011%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	02/05/2030	JPY	13,623,998,000	1,476,702	—	—	1,476,702	—
Total							5,658,297	—	—	18,293,508	(12,635,211)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	10,000,000	397,979	(3,333)	526,123	—	—	(131,477)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month ZAR JIBAR plus 0.001%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/18/2020	ZAR	24,125,623	201,940	2,428	—	—	204,368	—
1-Month CHF LIBOR minus 0.006%	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	03/18/2020	CHF	959,019	123,476	194	—	—	123,670	—
1-Month CHF LIBOR minus 0.006%	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	03/18/2020	CHF	563,125	72,504	114	—	—	72,618	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	13

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month ZAR JIBAR plus 0.001%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/18/2020	ZAR	3,482,342	29,147	350	—	—	29,497	—
28-Day MXN TIIE-Banxico minus 0.009%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/18/2020	MXN	5,484,334	20,509	226	—	—	20,735	—
1-Month ZAR JIBAR plus 0.001%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/18/2020	ZAR	2,087,375	17,472	210	—	—	17,682	—
1-Month PLN WIBOR plus 0.003%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	03/18/2020	PLN	350,879	14,596	166	—	—	14,762	—
28-Day MXN TIIE-Banxico minus 0.009%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/18/2020	MXN	3,502,649	13,687	325	—	—	14,012	—
28-Day MXN TIIE-Banxico minus 0.009%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/18/2020	MXN	3,194,820	12,484	296	—	—	12,780	—
28-Day MXN TIIE-Banxico minus 0.009%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/18/2020	MXN	2,941,371	11,494	273	—	—	11,767	—
28-Day MXN TIIE-Banxico minus 0.009%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/18/2020	MXN	2,224,721	8,694	206	—	—	8,900	—
28-Day MXN TIIE-Banxico minus 0.009%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/18/2020	MXN	2,088,772	8,162	194	—	—	8,356	—
1-Month SGD SOR	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/18/2020	SGD	161,963	6,218	27	—	—	6,245	—
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	03/18/2020	EUR	123	(18)	—	—	—	—	(18)
Total return on MSCI Australia Net Return EUR Index	1-Month AUD BBSW plus 0.002%	Monthly	JPMorgan	03/18/2020	AUD	7,202	(446)	(1)	—	—	—	(447)
Total return on MSCI Australia Net Return AUD Index	1-Month AUD BBSW plus 0.002%	Monthly	JPMorgan	03/18/2020	AUD	403,337	(24,920)	(52)	—	—	—	(24,972)
Total return on MSCI Australia Net Return AUD Index	1-Month AUD BBSW plus 0.002%	Monthly	JPMorgan	03/18/2020	AUD	540,184	(33,375)	(70)	—	—	—	(33,445)
14	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.001%	Monthly	JPMorgan	03/18/2020	EUR	251,331	(36,776)	(32)	—	—	—	(36,808)
Total return on MSCI Spain Net Return Euro Index	1-Month EURIBOR minus 0.002%	Monthly	JPMorgan	03/18/2020	EUR	401,516	(58,982)	(52)	—	—	—	(59,034)
Total							385,866	4,802	—	—	545,392	(154,724)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bist 30 Index Apr 20	Citi	04/2020	TRY	4,888,995	—	—	—	(69,449)
Corn May 20	Citi	05/2020	USD	(1,178,400)	—	—	56,257	—
Ibovespa Index Apr 2	Citi	04/2020	BRL	3,648,820	—	—	—	(91,244)
KOSPI 200 Index Mar 20	Citi	03/2020	KRW	8,370,312,500	—	—	—	(309,624)
SGX CNX Nifty Index Mar 20	Citi	03/2020	USD	(558,350)	—	—	10,256	—
Soybean May 20	Citi	05/2020	USD	(669,563)	—	—	4,915	—
Soybean Meal May 20	Citi	05/2020	USD	(580,640)	—	—	—	(26,047)
Soybean Oil May 20	Citi	05/2020	USD	(412,992)	—	—	16,811	—
Swiss Market Index Mar 20	Citi	03/2020	CHF	(15,547,200)	—	—	1,707,085	—
TAIEX Index Mar 20	Citi	03/2020	TWD	4,510,400	—	—	—	(2,272)
Wheat May 20	Citi	05/2020	USD	(2,152,500)	—	—	100,103	—
WIG 20 Index Mar 20	Citi	03/2020	PLN	(805,000)	—	—	44,860	—
DTOP Index Mar 20	JPMorgan	03/2020	ZAR	(1,847,180)	—	—	15,250	—
Hang Seng Index Mar 20	JPMorgan	03/2020	HKD	(40,563,500)	—	—	80,533	—
H-Shares Index Mar 20	JPMorgan	03/2020	HKD	517,950	—	—	—	(603)
SGX CNX Nifty Index Mar 20	JPMorgan	03/2020	USD	(826,358)	—	—	47,261	—
Ibovespa Index Apr 2	Morgan Stanley	04/2020	BRL	18,139,848	—	—	—	(494,558)
KOSPI 200 Index Mar 20	Morgan Stanley	03/2020	KRW	(4,017,750,000)	—	—	421,544	—
KOSPI 200 Index Mar 20	Morgan Stanley	03/2020	KRW	3,281,162,500	—	—	—	(126,484)
Swiss Market Index Mar 20	Morgan Stanley	03/2020	CHF	(11,660,400)	—	—	1,561,528	—
Total					—	—	4,066,403	(1,120,281)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	7.293%
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	1.875%
3-Month NZD LIBOR	London Interbank Offered Rate	1.050%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	0.136%
3-Month USD LIBOR	London Interbank Offered Rate	1.463%
6-Month AUD BBSW	Bank Bill Swap Rate	0.800%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.386%)
6-Month GBP LIBOR	London Interbank Offered Rate	0.687%
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.043)%
1-Month AUD BBSW	Bank Bill Swap Rate	0.780%
1-Month CHF LIBOR	London Interbank Offered Rate	(0.825)%
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	15

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
1-Month EURIBOR	Euro Interbank Offered Rate	(0.488%)
1-Month PLN WIBOR	Warsaw Interbank Offer Rate	1.630%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	6.358%
3-Month AUD BBSW	Bank Bill Swap Rate	0.810%
6-Month CHF LIBOR	London Interbank Offered Rate	(0.707)%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	1.760%
1-Month SGD SOR	Swap Offer Rate	1.262%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2020, the total value of these securities amounted to $150,582,675, which represents 24.92% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 29, 2020.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2020, the total value of these securities amounted to $7,443,342, which represents 1.23% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Zero coupon bond.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 29, 2020.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at February 29, 2020.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	602,252,069	994,441,617	(1,346,568,981)	250,124,705	(4,477)	28,970	5,756,564	250,124,705
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
16	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 29, 2020 (Unaudited)
Currency Legend  (continued)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2020	17